UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                              Washington, DC 20549

                                    FORM N-Q

             QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
                         MANAGEMENT INVESTMENT COMPANIES


Investment Company Act file number  811-2591
                                   ------------

                          AXP MONEY MARKET SERIES, INC.
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               (Exact name of registrant as specified in charter)


 50606 Ameriprise Financial Center, Minneapolis, Minnesota         55474
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         (Address of principal executive offices)                 (Zip code)


Leslie L. Ogg - 901 S. Marquette Avenue, Suite 2810, Minneapolis, MN 55402-3268
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                     (Name and address of agent for service)


Registrant's telephone number, including area code:  (612) 330-9283
                                                    -----------------

Date of fiscal year end:     7/31
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Date of reporting period:    10/31
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                               PORTFOLIO HOLDINGS

                                       FOR

                        RIVERSOURCE CASH MANAGEMENT FUND

                                AT OCT. 31, 2005

Investments in Securities

RiverSource Cash Management Fund

Oct. 31, 2005 (Unaudited)

(Percentages represent value of investments compared to net assets)

Certificates Of Deposit (8.2%)
Issuer                 Effective              Principal               Value(a)
                         yield                 amount

Certificate of Deposit
Barclays Bank
   06-01-06               3.81%           $30,000,000(b)           $29,998,263
Citibank
  11-10-05                3.69             27,000,000               27,000,000
  01-27-06                4.19             43,000,000               43,000,000
Credit Suisse First Boston NY
  02-14-06                3.76             60,000,000(b)            60,000,000
  09-26-06                3.93             25,000,000(b)            25,000,000
DEPFA Bank
  11-09-05                3.70             25,000,000               25,000,000
  03-27-06                4.30             35,000,000               35,000,000
SunTrust Banks
  05-12-06                3.73             20,000,000(b)            19,999,481

Total Certificates of Deposit
(Cost: $264,997,744)                                              $264,997,744

Commercial Paper (91.4%)
Issuer                 Effective              Principal               Value(a)
                         yield                 amount

Asset-Backed (57.0%)
Amstel Funding
  11-28-05                3.65%           $11,100,000(c)           $11,068,615
  12-13-05                3.85             15,800,000(c)            15,727,741
  12-21-05                3.66             20,000,000(c)            19,896,944
Amsterdam Funding
  12-19-05                3.93             21,000,000(c)            20,888,280
Barton Capital
  01-10-06                4.09             15,900,000(c)            15,772,623
Bryant Park Funding LLC
  01-04-06                4.03             25,838,000(c)            25,651,507
  01-06-06                4.02             47,994,000(c)            47,637,529
  01-12-06                4.03             25,100,000(c)            24,896,690
CAFCO LLC
  11-02-05                1.86             17,600,000(c)            17,598,186
  12-14-05                3.91             21,200,000(c)            21,099,218

Commercial Paper (continued)
Issuer                 Effective              Principal               Value(a)
                         yield                 amount

Asset-Backed (cont.)
CHARTA LLC
  11-14-05                3.47%           $15,900,000(c)           $15,878,555
  11-29-05                3.78             16,700,000(c)            16,649,343
  12-16-05                3.90             14,000,000(c)            13,930,525
  01-17-06                4.07             19,200,000(c)            19,032,037
CIESCO LLC
  12-08-05                3.86             24,000,000(c)            23,902,567
CRC Funding LLC
  11-01-05                3.65              9,600,000(c)             9,600,000
  12-16-05                3.94             11,600,000(c)            11,541,855
Cullinan Finance
  11-28-05                3.77             19,369,000               19,312,346
  11-30-05                3.80             31,800,000               31,699,583
  12-08-05                3.83             13,200,000               13,146,819
  01-05-06                4.00             28,249,000               28,043,449
  01-10-06                4.09             17,000,000               16,863,811
  01-23-06                4.11             17,000,000               16,838,519
Dakota Notes
  11-03-05                2.49             32,400,000(c)            32,393,268
  12-22-05                3.99             18,600,000(c)            18,493,546
  01-10-06                4.03             14,200,000(c)            14,087,899
Dorado Finance
  11-03-05                2.44              8,000,000                7,998,373
  11-23-05                3.60             22,800,000               22,747,611
  12-15-05                3.71             22,700,000               22,595,126
Edison Asset Securitization
  12-13-05                3.69             25,000,000(c)            24,890,333
Emerald Certificates MBNA MCCT
  11-08-05                3.27             30,000,000(c)            29,978,183
  11-16-05                3.51             34,100,000(c)            34,046,861
  11-16-05                3.55             22,400,000(c)            22,364,720
  12-01-05                3.66             26,200,000(c)            26,117,579
  12-06-05                3.84             15,400,000(c)            15,341,159
Fairway Finance
  01-03-06                3.81             30,000,000(b,c)          29,999,482
Falcon Asset Securitization
  11-07-05                3.28             34,700,000(c)            34,677,908
  12-01-05                3.80             18,000,000(c)            17,941,350

Commercial Paper (continued)
Issuer                 Effective              Principal               Value(a)
                         yield                 amount

Asset-Backed (cont.)
FCAR Owner Trust
  12-02-05                3.66%           $39,300,000              $39,172,587
Five Finance
  11-28-05                3.74             22,600,000               22,534,431
  01-27-06                4.12             42,000,000               41,581,337
Galaxy Funding
  12-06-05                3.84             15,800,000(c)            15,739,631
  01-23-06                4.10             44,000,000(c)            43,583,063
  01-26-06                4.15             22,000,000(c)            21,781,369
Grampian Funding LLC
  11-04-05                2.72             28,000,000(c)            27,991,530
  11-08-05                3.21             30,600,000(c)            30,578,164
  12-16-05                3.72             25,000,000(c)            24,881,875
  01-17-06                3.73              9,000,000(c)             8,927,813
  02-21-06                4.16             24,800,000(c)            24,480,576
K2 (USA) LLC
  11-04-05                2.76             15,000,000               14,995,400
  01-17-06                3.92             30,000,000(b)            29,998,785
Nieuw Amsterdam
  11-17-05                3.66             24,600,000(c)            24,557,579
  11-22-05                3.80             24,000,000(c)            23,944,420
  12-01-05                3.86             11,288,000(c)            11,250,561
  12-09-05                3.90             13,700,000(c)            13,642,300
Old Line Funding
  11-21-05                3.72             19,096,000(c)            19,054,625
Park Granada LLC
  12-02-05                3.80             30,500,000(c)            30,397,308
  12-05-05                3.83             18,100,000(c)            18,032,819
  12-07-05                3.84             42,600,000(c)            42,432,384
  12-09-05                3.86             25,000,000(c)            24,895,764
Scaldis Capital LLC
  11-08-05                3.23             26,800,000(c)            26,780,771
  01-30-06                4.15             18,500,000               18,308,063

See accompanying notes to investments in securities.

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1 --- RIVERSOURCE CASH MANAGEMENT FUND --- PORTFOLIO HOLDINGS AT OCT. 31, 2005
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Commercial Paper (continued)
Issuer                 Effective              Principal               Value(a)
                         yield                 amount

Asset-Backed (cont.)
Sedna Finance
  11-02-05                1.85%            $8,000,000               $7,999,178
  11-15-05                3.61              7,000,000                6,989,492
  11-18-05                3.56              5,619,000                5,609,023
  11-23-05                3.60             25,200,000               25,142,096
  08-15-06                3.74             38,000,000(b)            38,000,000
Sigma Finance
  11-01-05                3.66              9,282,000                9,282,000
  11-03-05                2.43             15,400,000               15,396,886
  06-16-06                3.82             85,000,000(b)            84,997,349
Thames Asset Global Securitization #1
  11-18-05                3.72             21,000,000(c)            20,961,028
  11-22-05                3.78             44,700,000(c)            44,597,055
White Pine Finance LLC
  12-13-05                3.71             26,681,000               26,563,337
  02-10-06                3.90             32,000,000(b)            31,998,229
  03-15-06                3.93             28,000,000(b)            27,997,287
  09-06-06                3.85             40,000,000(b)            39,996,614
Windmill Funding
  11-02-05                1.85             12,400,000(c)            12,398,729
  11-21-05                3.75             35,100,000(c)            35,023,365
Total                                                            1,842,844,963

Banking (21.6%)
Barclays U.S. Funding
  12-05-05                3.82             35,000,000               34,870,588
Calyon North America
  01-31-06                4.11             24,000,000               23,750,660
Danske
  12-02-05                3.79              3,800,000                3,787,238
DekaBank Deutsche Girozentrale
  11-17-06                4.17             24,000,000(b)            24,000,000
DEPFA Bank
  09-15-06                3.88             50,000,000(b)            50,000,000
ING (US) Funding LLC
  11-18-05                3.59              5,400,000                5,390,336

Commercial Paper (continued)
Issuer                 Effective              Principal               Value(a)
                         yield                 amount

Banking (cont.)
Irish Life & Permanent
  11-14-05                3.49%           $17,400,000(c)           $17,376,438
  11-15-05                3.46             26,500,000(c)            26,461,869
  01-20-06                4.10             26,200,000(c)            25,960,707
  01-31-06                4.16             14,100,000(c)            13,951,731
  11-21-06                4.04             35,000,000(b)            34,996,697
Natexis Banques Populair
  11-15-06                3.95             27,000,000(b)            27,000,000
Nordea Bank North America
  11-09-05                3.36             15,410,000               15,397,056
Northern Rock
  10-06-06                3.85             59,300,000(b)            59,299,999
  11-03-06                3.87             15,000,000(b)            15,000,000
Skandinaviska Enskilda Banken
  11-17-05                3.56             28,900,000(c)            28,851,448
  12-27-05                4.00             23,800,000(c)            23,650,060
  01-17-06                3.94             20,000,000(b)            20,000,000
  11-16-06                3.98             30,000,000(b)            30,000,000
Societe Generale North America
  12-12-05                3.74             14,150,000               14,088,601
  12-14-05                3.69             16,400,000               16,326,346
  02-01-06                4.11             22,000,000               21,768,927
UBS Finance (Delaware) LLC
  11-01-05                3.63             30,000,000               30,000,000
  12-07-05                3.74             15,500,000               15,440,635
Wells Fargo Bank
  12-04-06                3.82             20,000,000(b)            20,000,000
Westpac Banking
  10-11-06                3.84             59,300,000(b)            59,299,999
Westpac Capital
  11-14-05                3.38              8,000,000                7,989,513
  12-12-05                3.69             14,600,000               14,537,480
  12-15-05                3.73             18,200,000               18,115,582
Total                                                              697,311,910

Commercial Paper (continued)
Issuer                 Effective              Principal               Value(a)
                         yield                 amount

Brokerage (8.6%)
Bear Stearns Companies
  11-07-05                3.16%           $20,000,000              $19,987,700
  11-15-06                3.98             25,000,000(b)            25,000,000
  11-28-06                4.08             30,000,000(b)            30,000,000
Goldman Sachs Group
  05-24-06                4.00             20,000,000(b,c)          20,000,000
  05-25-06                3.92             30,000,000(b,c)          30,000,000
  11-15-06                3.79             25,000,000(b)            25,000,000
JP Morgan Chase & Co
  02-01-06                4.14             18,500,000               18,304,270
Lehman Brothers Holdings
  11-22-06                4.12             42,000,000(b)            42,000,000
Merrill Lynch & Co
  11-15-06                3.95             30,000,000(b)            30,000,000
Morgan Stanley & Co
  11-02-05                1.90             12,900,000               12,898,638
  01-11-06                4.05             24,200,000               24,005,748
Total                                                              277,196,356

Non Captive Consumer (2.6%)
SLM
  11-15-06                3.97             42,500,000(b)            42,500,000
  11-20-06                4.00             40,000,000(b)            40,000,000
Total                                                               82,500,000

Other Financial Institutions (0.8%)
HSBC Finance
  11-24-06                4.02             25,000,000(b)            25,000,000

Pharmaceuticals (0.9%)
Eli Lilly Services
  12-01-06                3.83             30,000,000(b)            30,000,000

Total Commercial Paper
(Cost: $2,954,853,229)                                          $2,954,853,229

Total Investments in Securities
(Cost: $3,219,850,973)(d)                                       $3,219,850,973

Notes to Investments in Securities

(a) Securities are valued by procedures described in Note 1 to the financial statements in the most recent Annual Report dated July 31, 2005.

(b) Interest rate varies either based on a predetermined schedule or to reflect current market conditions; rate shown is the effective rate on Oct. 31, 2005. The maturity date disclosed represents the final maturity. For purposes of Rule 2a-7, maturity is the later of the next put or interest rate reset date.

(c) Commercial paper sold within terms of a private placement memorandum, exempt from registration under Section 4(2) of the Securities Act of 1933, as amended, and may be sold only to dealers in that program or other "accredited investors." This security has been determined to be liquid under guidelines established by the Fund's Board of Directors. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At Oct. 31, 2005, the value of these securities amounted to $1,363,289,485 or 42.2% of net assets.

(d) Also represents the cost of securities for federal income tax purposes at Oct 31, 2005.

How to find information about the Fund's portfolio holdings

(i) The Fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (Commission) for the first and third quarters of each fiscal year on Form N-Q;

(ii) The Fund's Forms N-Q are available on the Commission's website at http://www.sec.gov;

(iii) The Fund's Forms N-Q may be reviewed and copied at the Commission's Public Reference Room in Washington, DC (information on the operations of the Public Reference Room may be obtained by calling 1-800-SEC-0330); and

(iv) The Fund's complete schedule of portfolio holdings, as disclosed in its annual and semiannual shareholder reports and in its filings on Form N-Q, can be found at www.riversource.com/funds.

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2 --- RIVERSOURCE CASH MANAGEMENT FUND --- PORTFOLIO HOLDINGS AT OCT. 31, 2005

                                                             S-6320-80 D (12/05)

Item 2.  Control and Procedures.

(a) Based upon their evaluation of the registrant's disclosure controls and procedures as conducted within 90 days of the filing date of this report, the registrant's principal financial officer and principal executive officer have concluded that those disclosure controls and procedures provide reasonable assurance that the material information required to be disclosed by the registrant on this report is recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission's rules and forms.

(b) There were no changes in the registrant's internal control over financial reporting that occurred during the registrant's last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.

Item 3.  Exhibits.

Separate certification for the Registrant's principal executive officer and principal financial officer as required by Rule 30a-2(a) under the Investment Company Act of 1940.

                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)              AXP MONEY MARKET SERIES, INC.


By                        /s/ Paula R. Meyer
                          ------------------
                              Paula R. Meyer
                              President and Principal Executive Officer

Date                          December 23, 2005


Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.


By                        /s/ Paula R. Meyer
                          ------------------
                              Paula R. Meyer
                              President and Principal Executive Officer

Date                          December 23, 2005



By                        /s/ Jeffrey P. Fox
                          ------------------
                              Jeffrey P. Fox
                              Treasurer and Principal Financial Officer

Date                          December 23, 2005